INTEREST INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
INTEREST INCOME
Bank deposits	$ 3,759,286		$ 2,840,770	$ 2,482,866
Securities lending	3,413,144		1,352,746	1,053,294
Margin financing	2,955,533		2,177,686	1,754,056
Others	313,622		295,662	246,206
Total	$ 10,441,585	$ 1,341,537	$ 6,666,864	$ 5,536,422